Stockholder's Equity (Details)					3 Months Ended	12 Months Ended
	Feb. 19, 2026 shares	Feb. 18, 2026 $ / shares shares	Feb. 06, 2026 shares	Jul. 16, 2025 USD ($) shares	Mar. 31, 2026 D Vote $ / shares shares	Dec. 31, 2025 USD ($) D Vote $ / shares shares	Feb. 17, 2026 $ / shares shares	Jul. 01, 2025 USD ($)	Apr. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Stockholders' Equity
Preferred stock, shares authorized (in shares)					1,000,000	1,000,000			1,000,000	1,000,000
Common stock, shares authorized (in shares)					500,000,000	500,000,000			500,000,000	500,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares outstanding					0	0				0
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Loss on issuance of common stock | $						$ (1,740,000)
Deferred underwriting fees liabilities | $									$ 7,000,000
Stock issuable for settlement of deferred underwriting fees (in shares)									700,000
Fair value of common shares | $								$ 7,245,000
Number of warrants to purchase shares issued (in shares)					1	1
Common stock, shares outstanding					44,877,633	27,064,633				17,500,000
Common stock, shares issued					44,877,633	27,064,633				17,500,000
Number of votes per share | Vote					1	1
Price per share (in dollars per share) | $ / shares					$ 11.5	$ 11.5
Best efforts
Stockholders' Equity
Number of shares issued (in shares)		8,270,000
Offering price (in dollar per share) | $ / shares		$ 0.29
Alta Partners Llc
Stockholders' Equity
Number of shares issued for surrender and cancellation of warrants				350,000
Surrender and cancellation of warrants to purchase shares of common stock				1,000,000
Fair value of common stock | $				$ 1,890,000
Fair value of warrants surrendered | $				150,000
Loss on issuance of common stock | $				$ (1,740,000)
Clear Street Llc
Stockholders' Equity
Number of shares issued for surrender and cancellation of warrants			4,000,000
Surrender and cancellation of warrants to purchase shares of common stock			805,377
Public Warrants
Stockholders' Equity
Warrants issued (in shares)					5,094,623	5,899,975
Price per share (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Threshold written notice period for redemption of warrants					30 days	30 days
Threshold Share Price for redemption of warrants | $ / shares					$ 18	$ 18
Threshold number of specified trading days for stock price | D					20	20
Threshold number of specified consecutive trading days for stock price | D					30	30
Contractual term					30 days	30 days
Private placement warrants
Stockholders' Equity
Warrants issued (in shares)					835,555	835,555
Pre-funded warrants
Stockholders' Equity
Pre-funded warrants (in shares)	1,262,000
Pre-Funded warrants exercised	1,262,000
Price per share (in dollars per share) | $ / shares		$ 0.0001
Pre-funded warrants | Best efforts
Stockholders' Equity
Pre-funded warrants (in shares)		5,543,000
Pre-funded warrants issued on conversion (in shares)		4,281,000
Number of warrants to purchase shares issued (in shares)		5,543,000
Offering price of pre-funded warrants (in dollars per share) | $ / shares		$ 0.2899
Pre-Funded warrants exercised		4,281,000
Common stock purchase warrants
Stockholders' Equity
Number of warrants to purchase shares issued (in shares)		1.5
Warrants issued (in shares)					13,813,000
Price per share (in dollars per share) | $ / shares		$ 0.29			$ 0.29
Contractual term		5 years
Common stock purchase warrants | Best efforts
Stockholders' Equity
Pre-funded warrants (in shares)		13,813,000
Number of warrants to purchase shares issued (in shares)		20,719,500
Placement Agent Warrants
Stockholders' Equity
Warrants issued (in shares)					690,650
Price per share (in dollars per share) | $ / shares					$ 0.319		$ 0.319
Contractual term							5 years
Placement Agent Warrants | Best efforts
Stockholders' Equity
Number of warrants to purchase shares issued (in shares)							690,650
Common stock and Pre-Funded Warrants
Stockholders' Equity
Closing stock price | $ / shares		$ 0.2449